Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Net Domestic Life Insurance In-force

The following table sets forth net domestic life insurance in-force as of December 31:

(Amounts in millions)	2011	2010	2009
Direct life insurance in-force	$719,094	$693,459	$676,549
Amounts assumed from other companies	1,239	1,323	1,406
Amounts ceded to other companies (1)	(240,019)	(224,013)	(239,960)

Net life insurance in-force	$480,314	$470,769	$437,995

Percentage of amount assumed to net	—%	—%	—%

Schedule Of Effects Of Reinsurance On Premiums Written And Earned

The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

	Written			Earned
(Amounts in millions)	2011	2010	2009	2011	2010	2009
Direct:
Life insurance	$1,351	$1,471	$1,567	$1,370	$1,501	$1,620
Accident and health insurance	2,893	2,819	2,724	2,912	2,928	2,872
Property and casualty insurance	121	129	212	111	121	206
Mortgage insurance	1,618	1,531	1,415	1,723	1,702	1,696

Total direct	5,983	5,950	5,918	6,116	6,252	6,394

Assumed:
Life insurance	12	10	9	11	15	20
Accident and health insurance	426	422	416	492	450	464
Property and casualty insurance	—	—	—	—	—	—
Mortgage insurance	23	44	140	44	49	101

Total assumed	461	476	565	547	514	585

Ceded:
Life insurance	(254)	(281)	(287)	(254)	(280)	(266)
Accident and health insurance	(549)	(470)	(447)	(564)	(468)	(457)
Property and casualty insurance	—	—	(4)	—	—	(4)
Mortgage insurance	(145)	(163)	(232)	(140)	(164)	(233)

Total ceded	(948)	(914)	(970)	(958)	(912)	(960)

Net premiums	$5,496	$5,512	$5,513	$5,705	$5,854	$6,019

Percentage of amount assumed to net				10%	9%	10%